Oct. 13, 2021
Calamos Market Neutral Income Fund
Market Neutral Income Fund

CALAMOS INVESTMENT TRUST

Supplement dated October 13, 2021 to the

CALAMOS® FAMILY OF FUNDS Prospectus and the Statement of Additional Information,

each dated March 1, 2021, as amended April 1, 2021, April 30, 2021, May 4, 2021, June 30, 2021 and September 17, 2021

Effective October 13, 2021, the last paragraph of the Principal Investment Strategies for the Market Neutral Income Fund on page 2 of the Prospectus is deleted and replaced in its entirety with the following:

The Fund may invest without limit in high yield fixed-income securities (often referred to as “junk bonds”). The Fund may invest up to 10% of its total assets in stock, rights, warrants, and other securities of special purpose acquisition companies or similar special purpose entities (collectively, “SPACs”).  In addition, the Fund may obtain certain private rights and other interests issued by a SPAC (commonly referred to as “founder shares”), which may be subject to forfeiture or expire worthless and which generally have more limited liquidity than SPAC shares issued in an initial public offering.  In addition, the Fund may engage in active and frequent trading of portfolio securities. The Fund may also invest in ETFs. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Effective October 13, 2021, the following risk is added after Small and Mid-Sized Company Risk in the Principal Risks section for Market Neutral Income Fund on page 5 of the Prospectus:

Special Purpose Acquisition Companies Risk.   The Fund may invest in special purpose acquisition companies (“SPACs”) or similar special purpose entities. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices.  A SPAC will not generate any revenues until, at the earliest, after the consummation of a transaction. An attractive acquisition or merger target may not be identified at all, in which case the SPAC will be required to return any remaining monies to shareholders, and the Fund may be subject to opportunity costs to the extent that alternative investments would have produced higher return. While a SPAC is seeking a transaction target, its stock may be thinly traded and/or illiquid.  The proceeds of a SPAC IPO that are placed in trust are subject to risks, including the risk of insolvency of the custodian of the funds, fraud by the trustee, interest rate risk and credit and liquidity risk relating to the securities and money market funds in which the proceeds are invested. The private rights or other interests issued by a SPAC that the Fund may obtain generally have more limited liquidity than SPAC shares issued in an IPO and may be subject to forfeiture or expire worthless.

Please retain this supplement for future reference.